Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Financial Information for Discontinued Operations

Selected financial information for the discontinued operations during the period owned by the Company, were as follows, in millions:

	2012	2011	2010
Net sales	$321	$389	$409

Operating loss from discontinued operations	$(44)	$(58)	$(9)
Impairment of assets held for sale	(3)	(130)	(23)
Loss on disposal of discontinued operations, net	(6)	(3)	—

Loss before income tax	(53)	(191)	(32)
Income tax expense (benefit)	8	(10)	(16)

Loss from discontinued operations, net	$(61)	$(181)	$(16)

Schedule of Assets and Liabilities Classified as Held for Sale

The following balance sheet items have been classified as held for sale:

	December 31,
	2012	2011
Receivables	$32	$56
Inventories	66	66
Prepaid expenses and other	2	2
Property and equipment, net	103	118

Total assets	$203	$242
Accounts payable	31	47
Accrued liabilities	14	20
Deferred income taxes	4	12

Total liabilities	$49	$79